Funded Status and Amounts Recognized by Group for Post-retirement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service costs	$ 0.3	$ 0.1
Net periodic benefit cost	$ 0.3	$ 0.1